Subsequent Events (Details) - USD ($)	Jan. 02, 2025	Nov. 14, 2024	Dec. 04, 2024	Oct. 30, 2024	Oct. 22, 2024	Oct. 15, 2024	Oct. 10, 2024	Sep. 27, 2024	Sep. 25, 2024	Dec. 31, 2022
Subsequent Events
Unamortized discount, including debt issuance costs										$ (148,890)
Seaport Group SIBS, LLC notes
Subsequent Events
Interest rate								12.00%
Principal Payable								$ 220,000
Purchase order loan								$ 3,410,023
Subsequent event
Subsequent Events
Interest rate									9.00%
Premium payment			$ 25,000
Subsequent event | Bay Point
Subsequent Events
Shares issued in exchange for agreement	100,000
Subsequent event | Catalytic
Subsequent Events
Shares issued in exchange for agreement	100,000
Subsequent event | Amount due at execution of the agreement
Subsequent Events
Advisory service fees			250,000
Premium payment			150,000
Subsequent event | Amount due at the closing of the deSPAC merger
Subsequent Events
Premium payment			$ 125,000
Subsequent event | Seaport Group SIBS, LLC notes
Subsequent Events
Interest rate				12.00%	12.00%	12.00%
Principal Payable				$ 302,500	$ 67,650	$ 187,000
Unamortized discount, including debt issuance costs				$ 27,500	$ 6,150	$ 17,000
Purchase order loan							$ 3,410,023
Subsequent event | Seaport Senior Unsecured Promissory Note
Subsequent Events
Interest rate		9.00%
Principal Payable		$ 1,000,000
Debt term		90 days
Default interest rate		18.00%
Option price to acquire shares contained in note		$ 10
Option to acquire shares		1,000,000